Related party disclosures	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party disclosures

42. Related party disclosures

For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationship:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Alok Vaish (resigned on October 11, 2019)	Chief Financial Officer
	Mr. Anuj Kumar Sethi (appointed from October 18, 2019)	Principal Accounting Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora*	Non-executive Director
	Mr. Sean Agarwal(w.e.f. March 1, 2018)	Non-executive Director
	Mr. Sudhir Kumar Sethi**	Non-executive Director
	Ms. Neelam Dhawan (appointed from Jan 1, 2019)	Non-executive Director

* resigned from the Board effective April 30, 2021 ** resigned from the Board effective June 30, 2020

Entities having significant influence	E-18 Limited
IDG Ventures India Advisors Private Limited

Group Companies of entities having significant influence	Terrapin Partners, LLC
E-18 Limited
Reliance Retail Limited
Reliance Industries Limited
Reliance Jio Infocomm Limited
Reliance Payment Solutions Limited

Joint Venture Company	Adventure and Nature Network Private Limited

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2019	2020	2021

Group Companies of entities having significant influence
Rendering of services	405	-	-
Advertisement expense	-	(300)	-
Interest expense	1,716	(6,400)	-
Communication expense	489	698	649
Joint venture company			-
Rendering of services	-	-	(21)
Recovery of expenses	196	944	741
Loan given	22,500	4,200	19,500
Interest income	1,824	4,819	7,206
Commission expense	-	45	(1)
Investment in shares	-	3,500	-

	March 31,
	2020	2021

Group Companies of entities having significant influence
Trade payable	9,364	7,959
Trade receivable	3,808	3,317
Joint venture company
Prepayment and Other asset	34,200	53,700
Trade receivable	7,993	15,418

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

The sales to and purchases from related parties are made on terms equivalent to those that prevail’s in arm’s length transactions. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2019	2020	2021
Short-term employee benefits	50,830	46,342	27,462
Contributions to defined contribution plans	22	180	259
Profit linked bonus	7,271	18,487	16,130
Directors Sitting fee’s	8,587	8,886	10,846
Share based payment	179,884	2,277	53,330
Total compensation paid to key management personnel	246,594	76,172	108,027

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Directors’ Loan and Advances

Year ended	Interest income	Advances given	Repayment/ settlement of advances	Receivable
March 31, 2021	-	-	-	-
March 31, 2020	-	113	113	-